Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Disclosure of cash and cash equivalents [Line Items]
Disclosure of cash and cash equivalents [text block]
5.	Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand and guaranteed investment certificates with initial maturities of ninety days or less. The Company did not hold any cash equivalents as at December 31, 2017 or 2016.

Minco Silver Corp [Member]
Disclosure of cash and cash equivalents [Line Items]
Disclosure of cash and cash equivalents [text block]
5.	Cash and cash equivalents

Cash and cash equivalents comprise cash and term deposits with initial maturities less than three months and are broken down as follow:

December 31,	2017	2016
	$	$
Cash	9,983,575	2,206,082
Term deposits	12,118,951	17,989,117
	22,102,526	20,195,199

As at December 31, 2017, cash and cash equivalents of $15,662,255 (or RMB 81,176,416) (December 31, 2016 - $4,995,478 (or RMB 25,796,400)) resides in China. Under Chinese law, cash advanced to the Company’s Chinese subsidiaries as registered share capital is maintained in the subsidiaries’ registered capital bank account. Remittance of these funds back to Canada requires approvals by the relevant government authorities or designated banks in China or both.